Assets and Liabilities of Consolidated VIEs (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Variable Interest Entity [Line Items]
Finance subsidiaries-receivables, net	¥ 3,446,114		¥ 3,479,981
Total assets	11,780,759		11,570,874		11,629,115
Total liabilities	7,252,469		6,987,962
Primary beneficiary
Variable Interest Entity [Line Items]
Finance subsidiaries-receivables, net	562,947		500,208
Restricted cash	17,486	[1]	7,931	[1]
Other assets	1,367		1,688
Total assets	581,800		509,827
Secured debt	563,460	[2]	495,695	[2]
Other liabilities	255		532
Total liabilities	¥ 563,715		¥ 496,227

[1]	Restricted cash as collateral for the payment of the related secured debt obligation was included in investment and advances-other on the consolidated balance sheet.
[2]	Secured debt was included in short-term and long-term debt on the consolidated balance sheet.